Share-based compensation (Summary of Phantom RSU Award Activity) (Details) - Phantom RSU Award Plan - Phantom RSU Award $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Units
Grant (in shares)	1,672,657
Forfeitures (in shares)	(10,837)
Units, ending balance (in shares)	1,661,820
Number of units outstanding	1,661,820
Current share price (in dollars per share) | $ / shares	$ 8.10
Total fair value of the plan | $	$ 13,461
Weighted-average accumulated percentage of service	15.62%
Accrued liability | $	$ 2,102
Compensation expense not yet recognized | $	$ 11,359
Weighted-average period for recognition	3 years 11 months 19 days